Putnam Ohio Tax Exempt Income Fund
The fund's portfolio
2/28/25 (Unaudited)
Key to holding's abbreviations
AGM — Assured Guaranty Municipal Corporation
BAM — Build America Mutual
COP — Certificates of Participation
FNMA Coll. — Federal National Mortgage Association Collateralized
G.O. Bonds — General Obligation Bonds
NATL — National Public Finance Guarantee Corporation
PSFG — Permanent School Fund Guaranteed
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index rate, which was 1.86% as of the close of the reporting period.

MUNICIPAL BONDS AND NOTES (96.1%)(a)
	Rating(RAT)	Principal amount	Value
Alaska (1.4%)
AK State Indl. Dev. & Export Auth. Rev. Bonds, (Tanana Chiefs Conference), Ser. A
5.00%, 10/1/31	A+/F	$500,000	$534,088
5.00%, 10/1/30	A+/F	650,000	695,673

			1,229,761
Guam (3.3%)
Territory of GU, Govt. G.O. Bonds, 5.00%, 11/15/31	Baa3	385,000	394,395
Territory of GU, Govt. Bus. Privilege Tax Rev. Bonds, Ser. F, 4.00%, 1/1/42	Baa3	1,000,000	962,789
Territory of GU, Govt. Hotel Occupancy Tax Rev. Bonds, Ser. A, 5.00%, 11/1/40	Baa3	300,000	306,536
Territory of GU, Port Auth. Rev. Bonds, Ser. B
5.00%, 7/1/37	A	200,000	204,694
5.00%, 7/1/36	A	400,000	410,268
5.00%, 7/1/33	A	200,000	205,686
Territory of GU, Wtr. & Waste Wtr. Syst. Rev. Bonds, Ser. A, 5.00%, 1/1/46	A-	350,000	368,589

			2,852,957
Illinois (1.3%)
IL State G.O. Bonds, Ser. B, 5.00%, 10/1/32	A3	1,050,000	1,111,615

			1,111,615
Ohio (87.5%)
Akron Bath Coply Joint Twp. Hosp. Dist. Rev. Bonds, (Summa Hlth. Syst. Oblig. Group)
4.00%, 11/15/38	BBB+/F	360,000	348,859
4.00%, 11/15/37	BBB+/F	300,000	294,135
American Muni. Pwr., Inc. Rev. Bonds
(Greenup Hydroelectric Pwr. Plant), Ser. A, 5.00%, 2/15/41	A1	1,000,000	1,012,595
(Hydroelectric Pwr. Plant), Ser. A, 5.00%, 2/15/41	A1	830,000	840,454
Ashland, City School Dist. G.O. Bonds, 3.00%, 11/1/42	Aa1	1,000,000	865,508
Bluffton, Hosp. Fac. Rev. Bonds, (Blanchard Valley Hlth. Syst.), 5.00%, 12/1/31	A2	650,000	677,895
Bowling Green State U. Rev. Bonds, Ser. A, 5.00%, 6/1/42	AA-	1,000,000	1,009,497
Buckeye, Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. A-2, Class 1, 3.00%, 6/1/48	BBB+	3,000,000	2,265,766
Carlisle, Local School Dist. G.O. Bonds, (School Impt.)
5.00%, 12/1/47	AA	500,000	502,612
5.00%, 12/1/42	AA	350,000	351,829
5.00%, 12/1/37	AA	100,000	100,522
Centerville, Hlth. Care Rev. Bonds, (Graceworks Lutheran Svcs.), 5.25%, 11/1/50	BB+/P	500,000	483,239
Cincinnati, Econ. Dev. Rev. Bonds, (Keystone Parke Phase III), Ser. B, 5.00%, 11/1/40	AA	500,000	508,888
Cleveland, G.O. Bonds, Ser. A, 3.00%, 12/1/34	AA+	1,250,000	1,204,962
Cleveland, Pub. Pwr. Syst. Rev. Bonds
Ser. A, AGM, 4.00%, 11/15/36	AA	750,000	765,240
Ser. B-1, NATL, zero %, 11/15/25	A3	3,000,000	2,933,986
Cleveland, Wtr. Poll. Control Rev. Bonds
5.00%, 11/15/54	Aa3	1,350,000	1,420,704
5.00%, 11/15/49	Aa3	725,000	768,756
(Green Bonds), 5.00%, 11/15/41	Aa3	500,000	504,572
(Green Bonds), 5.00%, 11/15/36	Aa3	435,000	439,912
Cleveland-Cuyahoga Cnty., Rev. Bonds, 5.00%, 11/15/54	A-	250,000	244,877
Cleveland-Cuyahoga Cnty., Port Auth. Rev. Bonds, (Euclid Avenue Dev. Corp.), 5.50%, 8/1/47	A3	1,000,000	1,064,105
Cleveland-Cuyahoga Cnty., Port Auth. Cultural Fac. Rev. Bonds
(Playhouse Square Foundation), 5.50%, 12/1/53	BB+	700,000	706,782
(Cleveland Museum of Natural History (The)), 4.00%, 7/1/46	A3	1,000,000	924,073
Cleveland-Cuyahoga Cnty., Port Auth. Tax Increment Fin. Rev. 144A Tax Alloc. Bonds, (Senior-Flats East Bank), Ser. A, 4.00%, 12/1/55	BB	475,000	390,544
Columbus, Metro. Hsg. Auth. Rev. Bonds, (Waldren Woods), 4.00%, 6/1/34	A+	1,300,000	1,313,005
Columbus, Metro. Library Special Oblig. Rev. Bonds, 4.00%, 12/1/38	Aa1	1,000,000	1,006,987
Columbus, Regl. Arpt. Auth. Rev. Bonds, 5.25%, 1/1/55	A2	1,000,000	1,085,952
Confluence Cmnty. Auth. Rev. Bonds, (Stadium & Sports), 4.00%, 5/1/36	AA+	1,000,000	1,017,202
Cuyahoga Cnty., Econ. Dev. Rev. Bonds
5.00%, 1/1/41	A	1,435,000	1,506,195
5.00%, 1/1/37	A	400,000	424,788
5.00%, 1/1/34	A	300,000	321,387
Dayton-Montgomery Cnty., Port Auth. Rev. Bonds, (Dayton Regl. STEM Schools, Inc.), 5.00%, 12/1/54	Baa3	1,000,000	1,009,338
Dayton-Montgomery Cnty., Port Auth. Multi-Fam. Hsg. Rev. Bonds, (Northcrest Gardens Hsg. LP), FNMA Coll., 4.50%, 1/1/41	Aaa	1,000,000	1,033,031
Franklin Cnty., Rev. Bonds, (Trinity Hlth. Corp. Oblig. Group), Ser. 17OH, 5.00%, 12/1/46	Aa3	2,445,000	2,485,128
Franklin Cnty., Convention Fac. Auth. Rev. Bonds, (Greater Columbus Convention Ctr. Hotel Expansion), 5.00%, 12/1/44	BBB-	1,000,000	982,728
Franklin Cnty., Hlth. Care Fac. Rev. Bonds
5.00%, 11/15/44	BBB+/F	1,000,000	1,000,047
(OH Living), 4.00%, 7/1/40	BBB-/F	1,000,000	913,732
Franklin Cnty., Hosp. Fac. Rev. Bonds, (Nationwide Children's Hosp.), Ser. A, 4.00%, 11/1/38	Aa2	300,000	300,259
Green, Local School Dist. G.O. Bonds
Ser. A, 5.50%, 11/1/47	AA	650,000	694,938
Ser. B, AGM, 5.00%, 11/1/52	AA	1,200,000	1,246,037
Ser. B, AGM, 4.625%, 11/1/47	AA	500,000	506,964
Greene Cnty., Port Auth. Econ. Dev. Fac. Rev. Bonds, (Cmnty. First Solutions), 5.00%, 5/15/59	BBB+/F	1,000,000	1,016,966
Hamilton Cnty., Hlth. Care Rev. Bonds, (Life Enriching Cmnty.), 5.00%, 1/1/46	BBB-/F	1,000,000	1,001,200
Hilliard, Recreation & Wellness Campus Rev. Bonds, 5.00%, 12/1/52	AAA	1,000,000	1,060,296
Lake Cnty., Cmnty. College Dist. COP, 4.00%, 10/1/35	A2	1,840,000	1,867,934
Mansfield, G.O. Bonds, BAM, 3.00%, 12/1/45	AA	1,300,000	1,043,415
Miami Cnty., Hosp. Fac. Rev. Bonds, (Kettering Hlth. Network), 5.00%, 8/1/49	A+	1,680,000	1,704,945
Miami U. Rev. Bonds, 5.00%, 9/1/41	Aa3	500,000	509,073
Montgomery Cnty., Hosp. Rev. Bonds, (Kettering Hlth. Network), 4.00%, 8/1/47	A+	1,000,000	927,671
Montgomery Cnty., Hosp. VRDN (Premier Hlth. Partners Oblig. Group), 1.35%, 11/15/45	VMIG 1	1,000,000	1,000,000
Northeast Ohio Med. U. Rev. Bonds, Ser. A
5.00%, 12/1/29	Baa1	100,000	105,721
5.00%, 12/1/27	Baa1	100,000	103,836
4.00%, 12/1/45	Baa1	225,000	202,485
4.00%, 12/1/35	Baa1	300,000	298,346
3.00%, 12/1/40	Baa1	475,000	391,757
OH State Higher Edl. Fac. Comm. Rev. Bonds
(Capital U.), 6.00%, 9/1/52	BBB-	400,000	409,612
5.25%, 5/1/54	Baa1	1,000,000	1,043,794
(Oberlin College), 5.25%, 10/1/53	Aa3	2,000,000	2,161,828
5.25%, 12/1/48	BB	250,000	232,608
(Ashtabula Cnty. Med. Ctr.), 5.25%, 1/1/47	BBB+/F	1,000,000	1,043,339
(Denison U.), 5.00%, 11/1/48	AA	1,185,000	1,266,606
(John Carroll U.), 4.00%, 10/1/47	Baa2	1,100,000	940,994
(Kenyon College 2020), 4.00%, 7/1/40	A2	730,000	724,921
(U. of Dayton), 4.00%, 2/1/36	A+	900,000	917,027
(Otterbein Homes Oblig. Group), 4.00%, 7/1/31	A	915,000	945,317
(U. of Dayton), 3.00%, 2/1/37	A+	1,580,000	1,406,092
OH State Hosp. Mandatory Put Bonds (2/15/32), (Children's Hosp. Med. Ctr. of Akron), 5.00%, 8/15/54	Aa3	1,000,000	1,108,654
OH State Hosp. Rev. Bonds
(U. Hosp. Hlth. Syst.), Ser. A, 5.00%, 1/15/41	A2	1,000,000	1,006,509
(Premier Hlth. Partners Oblig. Group), 4.00%, 11/15/41	Baa1	1,000,000	935,452
OH State Private Activity Rev. Bonds, (Portsmouth Bypass Gateway Group, LLC), AGM, 5.00%, 12/31/39	AA	750,000	752,719
OH State U. Rev. Bonds, Ser. A, 3.00%, 12/1/44	Aa1	1,000,000	826,627
OH State Wtr. Dev. Auth. Poll. Control Rev. Bonds, Ser. D, 5.00%, 12/1/44	Aaa	1,000,000	1,104,937
Port of Greater Cincinnati Dev. Auth. Rev. Bonds, (Duke Energy), AGM
5.25%, 12/1/63	AA	750,000	796,239
5.25%, 12/1/58	AA	300,000	318,495
Rickenbacker, Port Auth. Rev. Bonds, (OASBO Expanded Asset Pooled), Ser. A, 5.375%, 1/1/32	A2	630,000	697,347
Scioto Cnty., Hosp. Rev. Bonds, (Southern OH Med. Ctr.)
5.00%, 2/15/34	Baa1	1,025,000	1,036,377
5.00%, 2/15/32	Baa1	865,000	875,389
Summit Cnty., G.O. Bonds, 5.00%, 12/1/43	Aa1	1,000,000	1,079,617
Toledo, Wtr. Wks. Syst. Rev. Bonds, 5.00%, 11/15/36	Aa3	550,000	567,769
Upper Arlington, Rev. Bonds, (Income Tax Rev.), 5.00%, 12/1/53	Aaa	1,000,000	1,047,711
Valley View, Local School Dist. G.O. Bonds, 3.00%, 11/1/45	AA	1,000,000	821,570
Warren Cnty., Hlth. Care Fac. Rev. Bonds, (Otterbein Homes), 5.00%, 7/1/49	A	1,000,000	1,032,186

			73,811,411
Puerto Rico (0.3%)
Cmnwlth. of PR, G.O. Bonds, Ser. A-1, 4.00%, 7/1/37	BB-/P	250,000	248,698

			248,698
Texas (1.3%)
Bastrop, Indpt. School Dist. G.O. Bonds, PSFG, 5.00%, 2/15/53	Aaa	1,000,000	1,056,698

			1,056,698
Virgin Islands (0.3%)
Matching Fund Special Purpose Securitization Corp. Rev. Bonds, Ser. A, 5.00%, 10/1/30	BB/P	210,000	221,358

			221,358
Washington (0.7%)
Grays Harbor Cnty., Pub. Hosp. Dist. No. 1 Rev. Bonds, 6.75%, 12/1/44	BB+	500,000	567,521

			567,521

Total municipal bonds and notes (cost $82,006,816)			$81,100,019

SHORT-TERM INVESTMENTS (3.0%)(a)
	Shares	Value
Putnam Short Term Investment Fund Class P 4.50%(AFF)	2,561,549	$2,561,549

Total short-term investments (cost $2,561,549)		$2,561,549
TOTAL INVESTMENTS

Total investments (cost $84,568,365)		$83,661,568

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from June 1, 2024 through February 28, 2025 (the reporting period). Within the following notes to the portfolio, references to "Franklin Advisers" represent Franklin Advisers, Inc., the fund's investment manager, a direct wholly-owned subsidiary of Franklin Resources, Inc., references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
	Putnam Ohio Tax Exempt Income Fund (the fund) is a Massachusetts business trust, which is registered under the 1940 Act as a diversified open-end management investment company.
	The fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946.
(a)	Percentages indicated are based on net assets of $84,376,865.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 5/31/24	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 2/28/25
	Short-term investments
	Putnam Short Term Investment Fund Class P‡	$175,044	$25,784,464	$23,397,959	$88,681	$2,561,549

	Total Short-term investments	$175,044	$25,784,464	$23,397,959	$88,681	$2,561,549
	‡ Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management and Franklin Advisers, as applicable. There were no realized or unrealized gains or losses during the period.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index, US Secured Overnight Financing Rate (SOFR), Chicago Mercantile Exchange (CME) Term SOFR 3 Month or CME Term SOFR 6 Month rates, which were 1.86%, 4.39%, 4.32%, and 4.26%, respectively, as of the close of the reporting period.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Healthcare	26.0%
	Education	18.3
	Utilities	12.7
	Local debt	12.4
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees (Trustees). The Trustees have formed a Pricing Committee to oversee the implementation of these procedures. Under compliance policies and procedures approved by the Trustees, the Trustees have designated the fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The VC is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Trustees.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by the fund’s investment manager. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that the fund’s investment manager does not believe accurately reflects the security's fair value, the security will be valued at fair value by the fund’s investment manager, which has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$81,100,019	$—
Short-term investments	—	2,561,549	—

Totals by level	$—	$83,661,568	$—

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnam.com